SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
30. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of this consolidated financial statements, except the purchase of an office property as stated in Note 12, and the Company does not identified events with material financial impact on the Group’s consolidated financial statements.